Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases
7. Leases
We lease our offices and do not own any real estate. We expect our corporate headquarters will be located in the greater Boston, Massachusetts metropolitan area. We lease office space domestically and internationally in various locations for our operations, including facilities located in Boston, Massachusetts; Morrisville, North Carolina; Ottawa, Canada; Dundee, United Kingdom; Bucharest, Romania; Minsk, Belarus; and Edinburgh, United Kingdom. In addition, we lease certain information technology, office and other equipment. Our leases are all classified as operating and generally have remaining terms of less than one year to eleven years.
The components of operating lease costs for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Operating lease costs	$4,370	$2,976
Variable lease costs(1)	976	905
Short-term lease costs	39	140
Total lease costs	$5,385	$4,021
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(1)Primarily includes common area maintenance and other service charges for leases in which we pay a proportionate share of those costs as we have elected to not separate lease and non-lease components for our office leases.
Maturities of our operating lease liabilities as of December 31, 2020 were as follows:

December 31, 2020
(in thousands)
2021	$3,747
2022	3,181
2023	2,642
2024	2,357
2025	1,944
Thereafter	7,653
Total minimum lease payments	21,524
Less: imputed interest	(4,022)
Present value of operating lease liabilities	$17,502
As of December 31, 2020, the weighted-average remaining lease term of our operating leases was 7.6 years and the weighted-average discount rate used in the calculation of our lease liabilities was 5.5%.
As of December 31, 2020, we had a lease agreement in which the lease did not commence prior to year-end and therefore the lease liabilities and corresponding right-of-use asset had not been recorded in our Combined Balance Sheets. We expect to take control of the leased asset in 2021 and our future minimum lease payments under this lease are approximately $29.0 million over a lease term of eleven years.
Supplemental cash flow information related to our leases was as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	$3,433	$2,654
Right-of-use assets obtained in exchange for operating lease liabilities	5,765	2,278
Prior to our adoption of ASC 842, rent expense was as follows:

Year Ended December 31,
2018
(in thousands)
Rent expense	$3,473